Annual Fund Operating Expenses - DWS Global Income Builder Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.29%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	0.90%
Class T
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	0.97%
Class C
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.32%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.70%
Class R6
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.19%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	0.57%
INST Class
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.29%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	0.67%
Class S
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.32%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	0.70%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.